Income Tax Level 4 Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Income Tax Contingency [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Foreign		$ 6	$ 13
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ 21	98	86	$ 132
Effective Income Tax Rate Reconciliation, Deduction, Dividends, Amount	(12)	(37)	(34)	(102)
Income Tax Reconciliation, Deductions, Foreign Investments	(3)	(4)	(7)	(7)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	3	2	(1)	3
Effective Income Tax Rate Reconciliation, Tax Cuts and Jobs Act of 2017, Amount	(2)	0	0	396
Income Tax Expense (Benefit)	$ 7	59	44	$ 422
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		982	790
Loss Contingency Accrual, Insurance-related Assessment, Premium Tax Offset		4	2
Guaranty Liabilities			8
Deferred Tax Assets, Operating Loss Carryforwards		$ 206	$ 166